May 6, 2021

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C.  20549

RE:	Securian Life Variable Universal Life Account
File Numbers: 333-132009 and 811-21859

Dear Ladies and Gentlemen:

On behalf of Securian Life Variable Universal Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant’s registration statement.  That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2021.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-1590.

Sincerely,

/s/ John P. Hite

John P. Hite
Counsel